Warrants - Activity (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 14, 2021	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2020
Class Of Warrant Or Right [Roll Forward]
Outstanding (in shares)			892	5,104,030
Issued as part of the Merger (in shares)				21,424,994
Exercised (in shares)				(26,099,987)
Redeemed (in shares)				(428,145)
Outstanding (in shares)				892
Warrant to purchase shares of convertible preferred stock (in shares)	24,900,000
Number of shares issued during period resulting from conversion (in shares)	7,400,000		10,348,690
Public warrants
Class Of Warrant Or Right [Roll Forward]
Outstanding (in shares)			0	0
Issued as part of the Merger (in shares)				13,874,994
Exercised (in shares)				(13,446,849)
Redeemed (in shares)				(428,145)
Outstanding (in shares)				0
Private placement warrants
Class Of Warrant Or Right [Roll Forward]
Outstanding (in shares)			0	0
Issued as part of the Merger (in shares)				7,550,000
Exercised (in shares)				(7,550,000)
Redeemed (in shares)				0
Outstanding (in shares)				0
Other warrants
Class Of Warrant Or Right [Roll Forward]
Outstanding (in shares)			892	5,104,030
Issued as part of the Merger (in shares)				0
Exercised (in shares)				(5,103,138)
Redeemed (in shares)				0
Outstanding (in shares)			892	892
Legacy Warrants
Class Of Warrant Or Right [Roll Forward]
Fair value as of December 31, 2020			$ 0	$ 39,670
Warrant liability acquired as part of the reverse recapitalization				0
Change in fair value				47,346
Reclassification of liability upon the reverse recapitalization				(69,320)
Reclassification of liability upon exercise of warrants				(17,696)
Fair value as of December 31, 2021				0
Warrant to purchase shares of convertible preferred stock (in shares)	3,500,000
Private Placement Warrant
Class Of Warrant Or Right [Roll Forward]
Fair value as of December 31, 2020	$ 57,600		0	0
Warrant liability acquired as part of the reverse recapitalization				57,610
Change in fair value				(38,589)
Reclassification of liability upon the reverse recapitalization				0
Reclassification of liability upon exercise of warrants				(19,021)
Fair value as of December 31, 2021				0
Warrant to purchase shares of convertible preferred stock (in shares)	7,600,000
Public Warrant
Class Of Warrant Or Right [Roll Forward]
Redeemed (in shares)		(428,145)
Fair value as of December 31, 2020	$ 84,600		$ 0	0
Warrant liability acquired as part of the reverse recapitalization				84,640
Change in fair value				(50,264)
Reclassification of liability upon the reverse recapitalization				0
Reclassification of liability upon exercise of warrants				(34,376)
Fair value as of December 31, 2021				$ 0
Warrant to purchase shares of convertible preferred stock (in shares)	13,900,000
Convertible note warrants
Class Of Warrant Or Right [Roll Forward]
Warrant to purchase shares of convertible preferred stock (in shares)					4,562,533